Interest-bearing loans and borrowings	12 Months Ended
Dec. 31, 2018
Interest-bearing loans and borrowings
Interest-bearing loans and borrowings

18 Interest-bearing loans and borrowings

		Repayment	2018	2017	2016
		dates	$m	$m	$m
Current liabilities
Bank overdrafts		On demand	160	152	94
Bank collateral[1]			384	513	–
Finance leases			–	5	87
5.9% Callable bond	US dollars	2017	–	–	1,769
Floating rate notes	US dollars	2018	–	399	–
1.75% Callable bond	US dollars	2018	–	998	–
1.95% Callable bond	US dollars	2019	999	–	–
Other loans (Commercial paper)		Within one year	211	180	357
Total			1,754	2,247	2,307
Non-current liabilities
Finance leases			–	–	6
Floating rate notes	US dollars	2018	–	–	399
1.75% Callable bond	US dollars	2018	–	–	998
1.95% Callable bond	US dollars	2019	–	999	998
2.375% Callable bond	US dollars	2020	1,594	1,591	1,589
0.875% Non-callable bond	euros	2021	854	890	782
0.25% Callable bond	euros	2021	570	594	522
Floating rate notes	US dollars	2022	250	249	–
2.375% Callable bond	US dollars	2022	994	992	–
7% Guaranteed debentures	US dollars	2023	325	347	350
Floating rate notes	US dollars	2023	400	–	–
3.5% Callable bond	US dollars	2023	845	–	–
0.75% Callable bond	euros	2024	1,022	1,067	937
3.375% Callable bond	US dollars	2025	1,980	1,978	1,976
3.125% Callable bond	US dollars	2027	743	742	–
1.25% Callable bond	euros	2028	903	941	827
4% Callable bond	US dollars	2029	992	–	–
5.75% Non-callable bond	pounds sterling	2031	443	468	426
6.45% Callable bond	US dollars	2037	2,721	2,720	2,719
4% Callable bond	US dollars	2042	987	987	986
4.375% Callable bond	US dollars	2045	979	979	979
4.375% Callable bond	US dollars	2048	736	–	–
Other loans	US dollars		21	16	7
Total			17,359	15,560	14,501
1.	In 2017 the Group changed its accounting policy such that collateral receipts were included in interest bearing loans and borrowings. Previously these were included in short term deposits.

All loans and borrowings above are unsecured, except for finance leases which were secured against the Information Technology assets to which they relate (see Note 7).

	Current	Non-current
	loans and	loans and
	borrowings	borrowings	Total
	$m	$m	$m
At 31 December 2017	2,247	15,560	17,807
Changes from financing cash flows
Issue of loans	–	2,971	2,971
Repayment of loans	(1,400)	–	(1,400)
Movement in short-term borrowings	(98)	–	(98)
Total changes in liabilities arising on financing activities	(1,498)	2,971	1,473
Movement in overdrafts	8	–	8
Transfers	999	(999)	–
Exchange and other movements	(2)	(173)	(175)
At 31 December 2018	1,754	17,359	19,113

Set out below is a comparison by category of carrying values and fair values of all the Group’s interest-bearing loans and borrowings:

	Instruments in a		Instruments		Instruments				Total
	fair value hedge		designated		designated in		Amortised		carrying	Fair
	relationship	[1]	at fair value	[2]	cash flow hedge	[3]	cost	[4]	value	value
	$m		$m		$m		$m		$m	$m
2016
Overdrafts	–		–		–		94		94	94
Finance leases due within one year	–		–		–		87		87	87
Finance leases due after more than one year	–		–		–		6		6	6
Loans due within one year	770		–		–		1,356		2,126	2,161
Loans due after more than one year	598		350		2,286		11,261		14,495	15,826
Total at 31 December 2016	1,368		350		2,286		12,804		16,808	18,174
2017
Overdrafts	–		–		–		152		152	152
Finance leases due within one year	–		–		–		5		5	5
Loans due within one year	596		–		–		1,494		2,090	2,092
Loans due after more than one year	304		347		2,602		12,307		15,560	17,031
Total at 31 December 2017	900		347		2,602		13,958		17,807	19,280
2018
Overdrafts	–		–		–		160		160	160
Finance leases due within one year	–		–		–		–		–	–
Loans due within one year	–		–		–		1,594		1,594	1,587
Loans due after more than one year	346		325		2,495		14,193		17,359	17,841
Total at 31 December 2018	346		325		2,495		15,947		19,113	19,588
[1]

Instruments designated as hedged items in a fair value hedge relationship relate to a designated euro 300m portion of our euro 750m 0.875% 2021 non-callable bond. The accumulated amount of fair value hedge adjustments to the bond is a loss of $19m and hedge ineffectiveness recognised during the period was nil.

[2]	Instruments designated at fair value through profit or loss include the US dollar 7% guaranteed debentures repayable in 2023.
[3]

Instruments designated in a cash flow hedge include the euro 500m 0.25%, euro 900m 0.75% and euro 800m 1.25% Callable bonds repayable in 2021, 2024 and 2028 respectively. Hedge ineffectiveness recognised during the period was nil.

[4]

Included within borrowings held at amortised cost are amounts designated as hedges of net investments in foreign operations of $954m at 31 December 2018 (2017: $1,054m; 2016: $1,208m). The fair value of these borrowings was $1,106m at 31 December 2018 (2017: $1,206m; 2016: $1,400m). These borrowings comprise our £350m 5.75% 2031 non-callable bond and a euro 450m portion of our euro 750m 0.875% 2021 non-callable bond and have been designated as hedges of net investments in the Group’s UK and Euro operations respectively. Also included within borrowings held at amortised cost is the Group’s $1bn 1.95% 2019 bond, $750m of which has been swapped to Japanese yen. The US dollar to Japanese yen cross currency interest rate swap has been designated as a hedge of net investments in the Group’s Japanese operations. Hedge ineffectiveness recognised on borrowings designated in a net investment hedge during the period was nil.

The fair value of fixed-rate publicly traded debt is based on year end quoted market prices; the fair value of floating rate debt is nominal value, as mark to market differences would be minimal given the frequency of resets. The carrying value of loans designated at fair value through profit or loss is the fair value; this falls within the Level 1 valuation method as defined in Note 11. For loans designated in a fair value hedge relationship, carrying value is initially measured at fair value and remeasured for fair value changes in respect of the hedged risk at each reporting date. All other loans are held at amortised cost. Fair values, as disclosed in the table above, are all determined using the Level 1 valuation method as defined in Note 11, with the exception of overdrafts and finance leases, where fair value approximates to carrying values.

A gain of $8m was made during the year on the fair value of bonds designated at fair value through profit or loss, due to increased credit risk. A gain of $34m has been made on these bonds since designation due to increased credit risk. Under IFRS 9, the Group records the component of fair value changes relating to the component of own credit risk through Other comprehensive income. Changes in credit risk had no material effect on any other financial assets and liabilities recognised at fair value in the Group Financial Statements. The change in fair value attributable to changes in credit risk is calculated as the change in fair value not attributable to market risk. The amount payable at maturity on bonds designated at fair value through profit or loss is $287m.

The interest rates used to discount future cash flows for fair value adjustments, where applicable, are based on market swap curves at the reporting date, and were as follows:

	2018			2017			2016
Loans and borrowings	2.3%	to	2.4%	1.9%	to	2.2%	1.5%	to	2.2%